Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Depreciation	$ 0	$ 72			$ 72	$ 215		$ 287		$ 287
Loss on disposition of asset					$ (543)
QDM Holdings Limited [Member]
Depreciation			$ 167	$ 167			$ 334		$ 2,031
Impairment on leasehold improvements			$ 1,696				$ 1,696		$ 0